SUBORDINATED DEBENTURES - Maturity of Subordinated Debentures (Details) - Subordinated debentures $ in Thousands	Dec. 31, 2017 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2018	$ 1,000
2019	2,000
2020	500
2021	0
2022	0
Thereafter	10,310
Long-term Debt	$ 13,810